ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Schedule of trade payables and accrued liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 2,137	$ 67,584
Accrued royalties and taxes	1,230,012	1,018,737
Accrued other liabilities	48,911	38,871
Accounts payable and accrued liabilities	$ 1,281,060	$ 1,125,192